Business segments - Disclosure of operating segments explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Third party	S/ 6,680,182	S/ 6,785,813	S/ 5,924,007
Total income	6,680,182	6,785,813	5,924,007
Profit (loss)	383,549	1,450,115	1,091,394
Consolidated statement of income data
Interest and similar income	4,664,967	4,847,216	4,321,282
Interest and similar expenses	(1,192,284)	(1,423,963)	(1,177,294)
Net interest and similar income	3,472,683	3,423,253	3,143,988
Impairment loss on loans, net of recoveries	(2,393,944)	(750,811)	(660,072)
(Loss) recovery due to impairment of financial investments	S/ (32,904)	S/ (6,790)	S/ 13,077
Net interest and similar income after impairment loss on loans	1,045,835	2,665,652	2,496,993
Fee income from financial services, net	S/ 723,500	S/ 925,885	S/ 874,426
Net gain on sale of financial investments	185,383	112,215	14,240
Net gain from derecognition of financial assets at amortized cost		8,474
Other income	591,351	471,390	394,480
Total net premiums earned minus claims and benefits	(279,070)	(279,631)	(400,758)
Depreciation and amortization	(268,750)	(262,015)	(164,698)
Other expenses	(1,641,910)	(1,716,299)	(1,672,783)
Income before translation result and Income Tax	356,339	1,925,671	1,541,900
Translation result	(45,723)	17,770	(34,991)
Income Tax	72,933	(493,326)	(415,515)
Net profit for the year	383,549	1,450,115	1,091,394
Profit (loss), attributable to [abstract]
IFS's shareholders	383,259	1,441,258	1,084,280
Non-controlling interest	290	8,857	7,114
Banking [Member]
Disclosure of operating segments [line items]
Third party	4,900,400	5,335,387	4,628,369
Inter-segment	(59,267)	(80,697)	(57,276)
Total income	4,841,133	5,254,690	4,571,093
Profit (loss)	(5,672)	1,228,538	1,010,921
Consolidated statement of income data
Interest and similar income	3,836,413	4,073,998	3,559,112
Interest and similar expenses	(1,053,356)	(1,290,055)	(1,067,710)
Net interest and similar income	2,783,057	2,783,943	2,491,402
Impairment loss on loans, net of recoveries	(2,393,923)	(750,787)	(660,858)
(Loss) recovery due to impairment of financial investments	S/ 170	S/ 43	S/ (63)
Net interest and similar income after impairment loss on loans	389,304	2,033,199	1,830,481
Fee income from financial services, net	S/ 619,842	S/ 827,064	S/ 759,518
Net gain on sale of financial investments	103,773	30,854	16,364
Net gain from derecognition of financial assets at amortized cost		8,474
Other income	340,372	394,997	293,375
Depreciation and amortization	(234,479)	(227,070)	(138,543)
Other expenses	(1,299,027)	(1,384,432)	(1,364,155)
Income before translation result and Income Tax	(80,215)	1,683,086	1,397,040
Translation result	(5,966)	(5,592)	(10,208)
Income Tax	80,509	(448,956)	(375,911)
Net profit for the year	(5,672)	1,228,538	1,010,921
Profit (loss), attributable to [abstract]
IFS's shareholders	(5,672)	1,228,538	1,010,921
Insurance [Member]
Disclosure of operating segments [line items]
Third party	1,365,579	1,198,231	993,620
Total income	1,365,579	1,198,231	993,620
Profit (loss)	141,131	130,392	(61,476)
Consolidated statement of income data
Interest and similar income	654,975	612,549	610,990
Interest and similar expenses	(83,992)	(72,485)	(61,051)
Net interest and similar income	570,983	540,064	549,939
(Loss) recovery due to impairment of financial investments	S/ (33,819)	S/ (6,170)	S/ 11,349
Net interest and similar income after impairment loss on loans	537,164	533,894	561,288
Fee income from financial services, net	S/ (6,056)	S/ (3,980)	S/ (4,593)
Net gain on sale of financial investments	105,038	39,234	(30,684)
Other income	96,641	129,784	98,328
Total net premiums earned minus claims and benefits	(279,070)	(279,620)	(400,758)
Depreciation and amortization	(25,590)	(22,396)	(16,982)
Other expenses	(260,405)	(276,350)	(256,670)
Income before translation result and Income Tax	167,722	120,566	(50,071)
Translation result	(26,591)	9,826	(11,405)
Net profit for the year	141,131	130,392	(61,476)
Profit (loss), attributable to [abstract]
IFS's shareholders	141,131	130,392	(61,476)
Wealth Management [Member]
Disclosure of operating segments [line items]
Third party	433,941	390,720	351,518
Inter-segment	(3,273)	(2,093)	12,226
Total income	430,668	388,627	363,744
Profit (loss)	243,125	200,254	197,523
Consolidated statement of income data
Interest and similar income	163,414	167,974	154,090
Interest and similar expenses	(51,652)	(61,465)	(44,096)
Net interest and similar income	111,762	106,509	109,994
Impairment loss on loans, net of recoveries	(21)	(24)	786
(Loss) recovery due to impairment of financial investments	S/ 745	S/ (663)	S/ 1,791
Net interest and similar income after impairment loss on loans	112,486	105,822	112,571
Fee income from financial services, net	S/ 163,968	S/ 164,312	S/ 164,184
Net gain on sale of financial investments	(23,428)	42,127	28,560
Other income	129,987	16,307	4,684
Depreciation and amortization	(14,478)	(18,321)	(9,147)
Other expenses	(113,564)	(104,996)	(97,377)
Income before translation result and Income Tax	254,971	205,251	203,475
Translation result	(3,846)	1,423	(227)
Income Tax	(8,000)	(6,420)	(5,725)
Net profit for the year	243,125	200,254	197,523
Profit (loss), attributable to [abstract]
IFS's shareholders	243,125	200,254	197,523
Holding and consolidation adjustments [Member]
Disclosure of operating segments [line items]
Third party	(19,738)	(138,525)	(49,500)
Inter-segment	62,540	82,790	45,050
Total income	42,802	(55,735)	(4,450)
Profit (loss)	4,965	(109,069)	(55,574)
Consolidated statement of income data
Interest and similar income	(10,165)	(7,305)	(2,910)
Interest and similar expenses	3,284	42	4,437
Net interest and similar income	S/ 6,881	S/ (7,263)	S/ (7,347)
Net interest and similar income after impairment loss on loans	6,881	(7,263	(7,347
Fee income from financial services, net	S/ (54,254)	S/ (61,511)	S/ (44,683)
Other income	24,351	(69,698)	(1,907)
Total net premiums earned minus claims and benefits		11
Depreciation and amortization	5,797	5,772	26
Other expenses	31,086	49,479	45,419
Income before translation result and Income Tax	13,861	(83,232)	(8,544)
Translation result	(9,320)	12,113	(13,151)
Income Tax	424	(37,950)	(33,879)
Net profit for the year	4,965	(109,069)	(55,574)
Profit (loss), attributable to [abstract]
IFS's shareholders	4,675	(117,926)	(62,688)
Non-controlling interest	S/ 290	S/ 8,857	S/ 7,114